TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus dated May 1, 2016, as supplemented and the

Currently Effective Statement of Additional Information dated May 1, 2016,

as amended and restated on July 1, 2016, as supplemented

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Transamerica JPMorgan Enhanced Index VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica JPMorgan Enhanced Index VP relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since 2013
Raffaele Zingone, CFA	Portfolio Manager	since 1997
Steven G. Lee	Portfolio Manager	since 2014

Effective immediately, the following replaces the information in the Prospectus for the portfolio relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica JPMorgan Enhanced Index VP

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 1997; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Steven G. Lee	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica JPMorgan Enhanced Index VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Steven G. Lee**	7	$1.99 billion	1	$18.94 million	2	$819 million
Tim Snyder, CFA**	15	$11.36 billion	3	$1.98 billion	12	$9.34 billion
Raffaele Zingone, CFA**	20	$12.37 billion	5	$1.94 billion	19	$11.71 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Steven G. Lee**	0	$0	0	$ 0	1	$633 million
Tim Snyder, CFA**	0	$0	0	$ 0	1	$976 million
Raffaele Zingone, CFA**	0	$0	0	$ 0	2	$2.82 billion

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	The information provided is as of December 31, 2016.

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Transamerica Multi-Managed Balanced VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced VP relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Aegon USA Investment Management, LLC continues to manage the fixed-income component of the portfolio. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Matthew Q. Buchanan, CFA	Portfolio Manager	since 2015
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since 2013
Raffaele Zingone, CFA	Portfolio Manager	since 2011
Steven G. Lee	Portfolio Manager	since 2014

Effective immediately, the following replaces the information in the Prospectus for the portfolio relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Multi-Managed Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Head of U.S. Public Fixed Income since 2015; Director of Public Securitized Bonds since 2009

Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment-Grade Credit; Bond Trader, Logan Circle Partners 2007-2012

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment-Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2011; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Steven G. Lee	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Steven G. Lee**	7	$3.21 billion	1	$18.94 million	2	$819 million
Tim Snyder, CFA**	15	$12.59 billion	3	$1.98 billion	12	$9.34 billion
Raffaele Zingone, CFA**	20	$13.59 billion	5	$1.94 billion	19	$11.71 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Steven G. Lee**	0	$0	0	$0	1	$633 million
Tim Snyder, CFA**	0	$0	0	$0	1	$976 million
Raffaele Zingone, CFA**	0	$0	0	$0	2	$2.82 billion

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	The information provided is as of December 31, 2016.

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Investors Should Retain this Supplement for Future Reference

March 15, 2017